INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Available-for-sale securities	$ (8)	$ 0	$ 0
Net investment hedges	2	5	13
Cash flow hedges	43	7	(5)
Pension plan actuarial changes	(4)	12	(4)
Total deferred tax expense (recovery) in other comprehensive income	$ 33	$ 24	$ 4